Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions
Related Party Transactions

4. Related Party Transactions

Founder Shares

On January 15, 2020, the Sponsor received 11,500,000 shares of Class B common stock (the “Founder Shares”) in exchange for a capital contribution of $25,000, or approximately $0.002 per share.

The Founder Shares are identical to the shares of Class A Common Stock included in the Units sold in the Public Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.

On February 10, 2020, the Company effected a 1:1.25 stock split of the Founder Shares, resulting in the Sponsor holding 14,375,000 Founder Shares. On March 2, 2020, the Sponsor transferred 20,000 Founder Shares to each of Scott M. Delman and Joshua Kazam, directors of the Company, for an aggregate purchase price of $80 (the same per-share price initially paid by the Sponsor), resulting in the Sponsor holding 14,335,000 Founder Shares and each of Messrs. Delman and Kazam holding 20,000 Founder Shares. On March 5, 2020, the Company effected a 1:1.2 stock split of the Founder Shares, resulting in the Sponsor holding an aggregate of 17,210,000 Founder Shares and each of Messrs. Delman and Kazam holding 20,000 Founder Shares, for a total of 17,250,000 Founder Shares outstanding. On May 8, 2020, the Sponsor transferred 20,000 Founder Shares to Laurence E. Paul, a director of the Company (together with Messrs. Delman and Kazam and the Sponsor, the “initial stockholders”) for an aggregate purchase price of $80 (the same per-share price initially paid by the Sponsor), resulting in the Sponsor holding 17,190,000 Founder Shares. The shares and the associated amounts have been retroactively restated to reflect the 1:1.25 stock split of each outstanding share of Class B common stock in February 2020 and the 1:1.2 stock split in March 2020.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the Company’s initial Business Combination, and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Warrants

In conjunction with the Public Offering, the Sponsor purchased an aggregate of 10,033,333 Private Placement Warrants, at a price of $1.50 per warrant (approximately $15,050,000 in the aggregate) in the Private Placement. Each Private Placement Warrant entitles the holder to purchase one share of Class A Common Stock at $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account such that at closing of the Public Offering, $690,000,000 was placed in the Trust Account.

The Private Placement Warrants (including the shares of common stock issuable upon exercise of the Private Placement Warrants) are not transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they are non-redeemable for cash so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers of the Private Placement Warrants or their permitted transferees, the Private Placement Warrants will be redeemable for cash by the Company and exercisable by such holders on the same basis as the warrants included in the Units sold in the Public Offering. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Warrants sold as part of the Units in the Public Offering and have no net cash settlement provisions.

If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distribution to the public stockholders and the Warrants issued to the Sponsor will expire worthless.

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Sponsor Loans

The Sponsor agreed to loan the Company up to an aggregate of $300,000 by the issuance of an unsecured promissory note (the “Note”) to cover expenses related to the Public Offering. The Note was payable without interest on the earlier of December 31, 2020 or the completion of the Public Offering. During the period ended June 30, 2020, borrowings on the Note totaling $230,885 were repaid in full. As of June 30, 2020, there was $0 outstanding under the Note.

Administrative Services Agreement

The Company entered into an administrative services agreement in which the Company will reimburse an affiliate of the Sponsor for office space, utilities and secretarial and administrative services provided to members of the Company’s management team in an amount not to exceed $15,000 per month. The administrative services fee commenced on April 1, 2020. For the period from April 1, 2020 through June 30, 2020, the Company incurred $45,000 of administrative services expenses under the arrangement.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. Up to $1,500,000 of such loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the private placement warrants. The terms of such loans have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under any working capital loan.